LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated June 28, 2019 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2019, Natixis Funds Statements of Additional Information, dated February 1, 2019, April 1, 2019, May 1, 2019 and June 1, 2019, and the Natixis ETFs Statements of Additional Information, dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Small Cap Value Fund

ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund

ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund

ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Income Fund

ASG Tactical U.S. Market Fund	McDonnell Intermediate Municipal Bond Fund

Gateway Fund	Mirova Global Green Bond Fund

Gateway Equity Call Premium Fund	Mirova Global Sustainable Equity Fund

Loomis Sayles Bond Fund	Mirova International Sustainable Equity Fund

Loomis Sayles Core Plus Bond Fund	Natixis Loomis Sayles Short Duration Income ETF

Loomis Sayles Fixed Income Fund	Natixis Oakmark Fund

Loomis Sayles Global Allocation Fund	Natixis Oakmark International Fund

Loomis Sayles Global Bond Fund	Natixis Seeyond International Minimum Volatility ETF

Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2015 Fund®

Loomis Sayles Growth Fund	Natixis Sustainable Future 2020 Fund®

Loomis Sayles High Income Fund	Natixis Sustainable Future 2025 Fund®

Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2030 Fund®

Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2035 Fund®

Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2040 Fund®

Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 Fund®

Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®

Loomis Sayles Investment Grade Fixed Income	Natixis Sustainable Future 2055 Fund®

Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2060 Fund®

Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Securitized Asset Fund	Vaughan Nelson Select Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Small Cap Value Fund

Loomis Sayles Small Cap Growth Fund	Vaughan Nelson Value Opportunity Fund

Effective July 1, 2019, Peter J. Smail has resigned as Chairperson of the Contract Review Committee and has been appointed as a member of the Audit Committee, Wendell J. Knox has been appointed as Chairperson of the Contract Review Committee and Richard A. Goglia has resigned from the Audit Committee and has been appointed as a member of the Contract Review Committee.

Accordingly, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby updated to reflect the above stated changes. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” is hereby replaced with the following:

Audit Committee	Contract Review Committee	Governance Committee
Erik R. Sirri – Chairperson	Wendell J. Knox – Chairperson	Cynthia L. Walker – Chairperson
Edmond J. English	Richard A. Goglia	Edmond J. English
Martin T. Meehan	Maureen B. Mitchell	Wendell J. Knox
Peter J. Smail	James P. Palermo	Peter J. Smail
Cynthia L. Walker

As Chairperson of the Board, Mr. Drucker is an ex officio member of each Committee.

LOOMIS SAYLES BOND FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class, Retail Class, Admin Class and Class N shares, respectively. This undertaking is in effect through January 31, 2021. Accordingly, the table regarding advisory fee expense limits within the section “Investment Advisory and Other Services” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Loomis Sayles Bond Fund
Institutional	0.67%	July 1, 2019
Retail	0.92%	July 1, 2019
Admin	1.17%	July 1, 2019
Class N	0.62%	July 1, 2019

LOOMIS SAYLES GLOBAL GROWTH FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Global Growth Fund
Class A	1.25%	July 1, 2019
Class C	2.00%	July 1, 2019
Class N	0.95%	July 1, 2019
Class T	1.25%	July 1, 2019
Class Y	1.00%	July 1, 2019

LOOMIS SAYLES HIGH INCOME FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.00%, 1.75%, 0.70%, 1.00% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
High Income Fund*
Class A	1.00%	July 1, 2019
Class C	1.75%	July 1, 2019
Class N	0.70%	July 1, 2019
Class T	1.00%	July 1, 2019
Class Y	0.75%	July 1, 2019

*

Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.76%, 1.51%, 0.46%, 0.76%, 0.51% and 1.01% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund*
Class A	0.76%	July 1, 2019
Class C	1.51%	July 1, 2019
Class N	0.46%	July 1, 2019
Class T	0.76%	July 1, 2019
Class Y	0.51%	July 1, 2019
Admin Class	1.01%	July 1, 2019

*

Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS OAKMARK INTERNATIONAL FUND

Effective July 1, 2019, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Natixis Oakmark International Fund	0.85% of the first $150 million 0.75% of the next $850 million 0.70% of the amounts in excess of $1 billion

Effective July 1, 2019, the table regarding sub-advisory fee rates within the sub-section “Sub-Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment
Natixis Oakmark International Fund	0.60% of the first $150 million 0.50% of the next $850 million 0.45% of the amounts in excess of $1 billion

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Natixis Oakmark International Fund****
Class A	1.37%	July 1, 2019
Class C	2.12%	July 1, 2019
Class N	1.07%	July 1, 2019
Class T	1.37%	July 1, 2019
Class Y	1.12%	July 1, 2019

****

Harris Associates L.P. (“Harris Associates”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

VAUGHAN NELSON SELECT FUND

Effective July 1, 2019, the table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Date of Agreement	Advisory Fee Payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Select Fund	June 29, 2012, as amended July 1, 2019	0.75%

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Select Fund
Class A	1.15%	July 1, 2019
Class C	1.90%	July 1, 2019
Class N	0.85%	July 1, 2019
Class T	1.15%	July 1, 2019
Class Y	0.90%	July 1, 2019

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Small Cap Value Fund*****
Class A	1.34%	July 1, 2019
Class C	2.09%	July 1, 2019
Class N	1.04%	July 1, 2019
Class T	1.34%	July 1, 2019
Class Y	1.09%	July 1, 2019

*****

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Effective July 1, 2019, Natixis Advisors L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2021. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Value Opportunity Fund*****
Class A	1.20%	July 1, 2019
Class C	1.95%	July 1, 2019
Class N	0.90%	July 1, 2019
Class T	1.20%	July 1, 2019
Class Y	0.95%	July 1, 2019

*****

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

Loomis Sayles High Income Fund	Natixis Oakmark Fund

Loomis Sayles Investment Grade Bond Fund	Natixis Oakmark International Fund

Loomis Sayles Multi-Asset Income Fund	Natixis U.S. Equity Opportunities Fund

Mirova Global Green Bond Fund	Vaughan Nelson Small Cap Value Fund

Mirova Global Sustainable Equity Fund	Vaughan Nelson Value Opportunity Fund

Mirova International Sustainable Equity Fund

Effective immediately, the second paragraph within the section “Transfer Agency Expenses” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Global Growth Fund	Loomis Sayles Strategic Income Fund

Loomis Sayles Growth Fund	Vaughan Nelson Select Fund

Loomis Sayles Intermediate Duration Bond Fund

Effective immediately, the second paragraph in the sub-section “Transfer Agency Expenses” within the section “Other Arrangements” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

ASG Global Alternatives Fund	Gateway Equity Call Premium Fund

ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund

Gateway Fund	McDonnell Intermediate Municipal Bond Fund

Effective immediately, the fourth paragraph in the sub-section “Transfer Agency Expenses” within the section “Other Arrangements” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.

AEW GLOBAL FOCUSED REAL ESTATE FUND

Effective immediately, the second paragraph in the sub-section “Transfer Agency Expenses” within the section “Fund Charges and Expenses” is replaced with the following:

Natixis Advisors has given a binding contractual undertaking to reimburse the Class N shares of the Funds for any and all transfer agency expenses attributable to accounts admitted to Class N via a prospectus provision that allows the Distributor, at its sole discretion, to waive the investment minimum for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N. Such reimbursement will be in effect during the period July 1, 2019 to June 30, 2021 and may be terminated before then only with the consent of the Board.